Trade receivables - Schedule of Allowance for Credit Losses (Details) - Trade receivables - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss at January 1	SFr (204.8)
Expected credit loss at December 31	(246.2)	SFr (204.8)
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss at January 1	13.3	9.1
Income statement (release) / addition for the year	(2.7)	4.6
Exchange Difference	0.1	(0.4)
Expected credit loss at December 31	SFr 10.7	SFr 13.3